Other Non-Current Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Non-Current Assets, Net [Abstract]
Allowance for credit losses	$ 71,499	$ (43,797)	$ 18,630